EXHIBIT 99.18

CRES ATR QM Data Fields

ATR QM Data Fields
Loans in Report: 3

DD Loan Number	Client Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
707776	xxxxxx	QM/HPML (rebuttable presumption)	No	Yes
707777	xxxxxx	Non-QM/compliant	No	Yes
707780	xxxxxx	Non-QM/compliant	No	Yes